Restructuring, Acquisition and Integration-Related Costs (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restructuring, Acquisition and Integration-Related Costs [Abstract]
Severance and retention costs	$ 6,067	$ 16,460	$ 5,047
Transaction-related Costs	1,399	5,756	10,164
Business Combination Post combination Stock-based Compensation Expense	0	0	5,742
Integration-related Costs	10,452	4,044	0
Facility-related Costs	479	5,530	0
Acquisition and Integration Related Costs	$ 18,397	$ 31,790	$ 20,953